PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Pension and Other Postretirement Benefit Plans [Abstract]
Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

Information with respect to the Scheme for which INSW uses a December 31 measurement date, is as follows:

	Pension Benefits
At December 31,	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of year	$29,240	$29,899
Interest cost on benefit obligation	797	932
Actuarial losses/(gains)	(519)	5,525
Benefits paid	(770)	(603)
Settlements	-	(1,579)
Foreign exchange losses/(gains)	2,779	(4,934)
Benefit obligation at year end	31,527	29,240

Change in plan assets:
Fair value of plan assets at beginning of year	25,466	21,090
Actual return on plan assets	1,714	2,503
Employer contributions	787	7,605
Benefits paid	(770)	(603)
Settlements	-	(1,775)
Plan administration costs	(64)	-
Foreign exchange (gains)/losses	2,394	(3,354)
Fair value of plan assets at year end	29,527	25,466
Unfunded status at December 31	$(2,000)	$(3,774)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

Information for the defined benefit pension plan with accumulated benefit obligations in excess of plan assets follows:

At December 31,	2017	2016
Projected benefit obligation	$31,527	$29,240
Accumulated benefit obligation	31,527	29,240
Fair value of plan assets	29,527	25,466

Schedule of Net Benefit Costs

	Pension benefits
For the year ended December 31,	2017	2016	2015
Components of expense:
Plan administration costs	$64	$-	$-
Interest cost on benefit obligation	797	886	1,164
Expected return on plan assets	(1,041)	(951)	(1,159)
Amortization of prior-service costs	68	67	79
Recognized net actuarial loss	447	343	403
Recognized settlement loss	-	640	-
Net periodic benefit cost	$335	$985	$487

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates	The weighted-average assumptions used to determine benefit obligations follow:

	Pension benefits
At December 31,	2017	2016
Discount rate	2.40%	2.60%

Schedule of Assumptions Used

The weighted-average assumptions used to determine net periodic benefit costs follow:

	Pension benefits
For the year ended December 31,	2017	2016	2015
Discount rate	2.60%	3.80%	3.55%
Expected (long-term) return on plan assets	3.85%	5.62%	5.35%
Rate of future compensation increases	-	-	-

Schedule of Expected Benefit Payments	Expected benefit payments are as follows:

Pension benefits
2018	$667
2019	700
2020	735
2021	772
2022	810
Years 2023-2027	4,703
$8,387

Schedule of Changes in Fair Value of Plan Assets

The fair values of the Company’s pension plan assets at December 31, 2017, by asset category are as follows:

Description	Fair Value	Level 1	Level 2 (1)
Cash and cash equivalents	$971	$971	$-
Managed fund	28,556	-	28,556
Total	$29,527	$971	$28,556

(1)

Quoted prices for the managed fund is not available from an active market source since such investments are pooled investment funds. The unitized pooled investment vehicles have been valued at the latest available bid price or single price provided by the pooled investment manager. Shares in other pooled arrangements have been valued at the latest available net asset value, determined in accordance with fair value principles, provided by the pooled investment manager.